March 28, 2023

Via EDGAR Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	SHP ETF Trust, File Nos. 333-253997 and 811-23645

Ladies and Gentlemen:

On behalf of the funds listed on Schedule A hereto (each, a “Fund” and together, the “Funds”), each a series of SHP ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for each Fund contained in Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, filed on March 24, 2023 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Funds was filed electronically with the Securities and Exchange Commission on March 24, 2023, accession number 0001839882-23-007394

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench

Schedule A

Kurv ExxonMobil (XOM) 1.5x Long Daily ETF (Ticker: LXOM)

Kurv ExxonMobil (XOM) 1.5x Short Daily ETF (Ticker: SXOM)

Kurv Bank of America (BAC) 1.5x Long Daily ETF (Ticker: UBAC)

Kurv Bank of America (BAC) 1.5x Short Daily ETF (Ticker: DBAC)

Kurv Apple (AAPL) 1.75x Long Daily ETF (Ticker: LAAP)

Kurv Apple (AAPL) 1.75x Short Daily ETF (Ticker: ZAAP)

Kurv Google (GOOGL) 1.75x Long Daily ETF (Ticker: UGOO)

Kurv Google (GOOGL) 1.75x Short Daily ETF (Ticker: DGOO)

Kurv Goldman Sachs (GS) 1.5x Long Daily ETF (Ticker: LGS)

Kurv Goldman Sachs (GS) 1.5x Short Daily ETF (Ticker: SGS)

Kurv Dow Chemical (DOW) 1.75x Long Daily ETF (Ticker: LDOW)

Kurv Dow Chemical (DOW) 1.75x Short Daily ETF (Ticker: DDOW)